SHAREHOLDERS' EQUITY (Schedule of Stock Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	$ 1,526	$ 1,056	$ 1,183
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	9	16	10
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	255	221	108
Sales and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	181	168	78
General and Administration [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation expense, net	$ 1,081	$ 651	$ 987